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[State Street logo]
STATE STREET(R)
Serving Institutional Investors Worldwide(SM)
                                                        Jennifer S. Fromm
                                                        Associate Counsel

                                                        Legal
                                                        P.O. Box 1713
                                                        Boston, MA 02105-1713

                                                        Telephone: (617)662-3909
                                                        Facsimile: (617)662-3805
                                                        jsfromm@statestreet.com


September 7, 2000

VIA EDGAR
---------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Institutional Investment Trust
         File Numbers 811-9819, 333-30810
         Pre-Effective Amendment No. 1 to Registration Statement
         -------------------------------------------------------
         as filed on Form N-1A on February 22, 2000
         ------------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-referenced Trust do not differ from those contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 1, 2000 (Accession #0000950135-00-004219) and became effective at 3:30 p.m. Eastern time on September 5, 2000.

Please direct any comments or questions with respect to this filing to me at
(617) 662-3909.


Very truly yours,


/s/ Jennifer S. Fromm
-----------------------
Jennifer S. Fromm